Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] Series A Preferred Stock [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] Series B Preferred Stock [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] Series C Preferred Stock [Member]	Ordinary shares [Member]	Shares to be issued [Member]	Additional Paid-in Capital [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	(Accumulated deficit) retained earnings [Member]	(Accumulated deficit) retained earnings [Member] Series A Preferred Stock [Member]	(Accumulated deficit) retained earnings [Member] Series B Preferred Stock [Member]	(Accumulated deficit) retained earnings [Member] Series C Preferred Stock [Member]	Noncontrolling Interest [Member]
Beginning Balance, Amount at Dec. 31, 2009	$ (8,581)				$ (8,581)				$ 65	$ 3,558	$ 5,011	$ 84	$ 1,692	$ (18,991)				$ 0
Beginning Balance, Shares (in shares) at Dec. 31, 2009									65,339,960	2,703,236
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)									5,642,720	(2,125,176)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount									6	(3,183)	3,177
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)	0								578,060	(578,060)
Issuance of ordinary shares in connection with exercise of share options, Amount									1	(375)	374
Share-based compensation	4,006				4,006						4,006
Accretion of convertible participating redeemable preferred shares		(815)	(1,250)	(978)		(815)	(1,250)	(978)							(815)	(1,250)	(978)
Conversion of participating redeemable preferred shares to ordinary shares, Amount	0
Provision for statutory reserves												80		(80)
Noncontrolling interest for establishments of subsidiaries	519																	519
Net income	8,491				8,508									8,508				(17)
Foreign currency translation adjustments	1,330				1,325								1,325					5
Ending Balance, Amount at Dec. 31, 2010	2,722				2,215				72		12,568	164	3,017	(13,606)				507
Ending Balance, Shares (in shares) at Dec. 31, 2010									71,560,740
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)									3,059,779
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount	3				3				3
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)	31,172								31,172
Issuance of ordinary shares in connection with exercise of share options, Amount	48				48						48
Share-based compensation	47,989				47,989						47,989
Accretion of convertible participating redeemable preferred shares		(203)	(313)	(255)		(203)	(313)	(255)							(203)	(313)	(255)
Issuance of ordinary shares upon initial public offering ("IPO"), Shares (in shares)									26,063,544
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763	231,549				231,549				26		231,523
Conversion of participating redeemable preferred shares to ordinary shares, Shares (in shares)									78,314,016
Conversion of participating redeemable preferred shares to ordinary shares, Amount	70,971				70,971				78		70,893
Provision for statutory reserves												5,503		(5,503)
Noncontrolling interest for establishments of subsidiaries	1,548																	1,548
Disposal of noncontrolling interest in subsidiaries	(389)																	(389)
Net income	14,544				15,603									15,603				(1,059)
Foreign currency translation adjustments	3,278				3,246								3,246					32
Ending Balance, Amount at Dec. 31, 2011	371,492				370,853				179		363,021	5,667	6,263	(4,277)				639
Ending Balance, Shares (in shares) at Dec. 31, 2011									179,029,251
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)									3,512,394
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount	3				3				3
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)	1,615,452								1,615,452
Issuance of ordinary shares in connection with exercise of share options, Amount	6,965				6,965				2		6,963
Share-based compensation	50,605				50,605						50,605
Accretion of convertible participating redeemable preferred shares		0	0	0
Conversion of participating redeemable preferred shares to ordinary shares, Amount	0
Provision for statutory reserves												10,408		(10,408)
Noncontrolling interest for establishments of subsidiaries	422																	422
Disposal of noncontrolling interest in subsidiaries	(544)				73						73							(617)
Net income	46,471				46,746									46,746				(275)
Foreign currency translation adjustments	2,849				2,851								2,851					(2)
Ending Balance, Amount at Dec. 31, 2012	$ 478,263				$ 478,096				$ 184		$ 420,662	$ 16,075	$ 9,114	$ 32,061				$ 167
Ending Balance, Shares (in shares) at Dec. 31, 2012									184,157,097